Note 17 - Commitments and Contingencies (Detail) (USD $)	15 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of Vessels Under Construction						4
Purchase Commitment, Remaining Minimum Amount Committed						$ 76,800,000
Contractual Charter Revenue	$ 2,231,500	$ 10,810,030	$ 25,010,586	$ 49,324,023	$ 73,836,235